Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Tables
Schedule of actual capital and minimum required levels

Actual capital levels and minimum required levels for ChoiceOne Bank were as follows:

(Dollars in thousands)	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0

December 31, 2011
Total capital (to risk weighted assets)	$43,042	12.5%	$27,510	8.0%	$34,387	10.0%
Tier 1 capital (to risk weighted assets)	38,960	11.3	13,755	4.0	20,632	6.0
Tier 1 capital (to average assets)	38,960	8.3	18,801	4.0	23,502	5.0